Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation

NOTE 11. SHARE-BASED COMPENSATION

Stock Options

The Company has granted stock awards to eligible participants under the LTIP. The stock awards include options to purchase the Company’s Class B Shares. These stock options include a combination of service and market conditions, as further described below. In addition, these stock options include a performance vesting condition, a Qualified Public Offering (see Note 7), which was not considered to be probable as of September 30, 2017. As a result, no share-based compensation expense for stock options has been recognized and none will be recognized for these stock awards until the performance condition is considered to be probable. The amount of unrecognized compensation expense associated with stock options was $7.7 million and for restricted stock was $0.5 million at September 30, 2017. When the performance condition is considered probable, the stock awards will vest in accordance with the underlying service and market conditions.

The Company calculated the grant date fair value of stock options that vest over a service period using the Black Scholes model. For stock options that contain a market condition related to the return on investment that the Company’s stockholders achieve, the options were valued using a lattice-based option valuation model. The assumptions used in these calculations are noted in the following table. Expected volatilities are based on implied volatilities from comparable companies. The expected time to liquidity is based on management’s estimate. The risk-free rate is based on the U.S. Treasury yield curve for a term equivalent to the estimated time to liquidity.

	Nine months ended September 30,
	2016	2017
Option valuation assumptions:
Expected dividend yield	—%	—%
Expected volatility	55%	66%
Risk-free interest rate	1.67%	1.80%
Expected term (in years)	6.3	6.2

Stock option awards represent options to purchase Class B Shares and are granted pursuant to the Company’s LTIP, and include options that the Company primarily classifies as Tranche A, Tranche B and Tranche C.

Tranche A options are eligible to vest in equal installments of 20% on each of the first five anniversaries of the date of the grant, subject to continued employment with the Company or its subsidiaries. In the event of a termination of employment without cause or as a result of death or disability, any such time based options which would have vested on the next applicable vesting date shall become vested, and the remaining unvested time based options shall be forfeited. In addition, upon a Change in Control (as defined in the Company’s 2014 Long-Term Incentive Plan), subject to continued employment through the date of the Change in Control, all outstanding unvested time based options shall immediately vest. An initial public offering does not qualify as a Change in Control as it relates to the vesting of stock options.

All other option awards are eligible to vest upon the satisfaction of certain performance conditions (collectively, “Performance Options”). Tranche B options are eligible to vest based on achievement of an Investor IRR equal to or in excess of 20%, subject to a minimum cash-on-cash return of 2.5 times the Investor Investment (as such terms are defined in the Company’s 2014 Long-Term Incentive Plan). Tranche C options are eligible to vest based on achievement of an Investor IRR equal to or in excess of 25%, subject to a minimum cash-on-cash return of 3.0 times the Investor Investment. In the event of a termination of employment without cause or as a result of death or disability, any Performance Options which are outstanding and unvested will remain eligible to vest subject to achievement of such performance targets (without regard to the continued service requirement) until the first anniversary of the date of such termination. As of September 30, 2017, the Company had 0.4 million Performance Options outstanding.

A summary of the changes in stock options outstanding during the nine months ended September 30, 2017, is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (years)	Aggregate Intrinsic Value
Options outstanding as of December 31, 2016	895,100	$13.35
Granted	224,750	$15.91
Canceled	(35,000)	$16.98

Options outstanding as of September 30, 2017	1,084,850	$13.76	7.8	$2,479,475

Restricted Stock

No restricted stock was granted, canceled or forfeited during the nine months ended September 30, 2017. There were no changes to outstanding restricted stock awards during the nine months ended September 30, 2017.

NOTE 11. SHARE-BASED COMPENSATION

Stock Options

The Company has granted stock awards to eligible participants under the LTIP. The stock awards include options to purchase the Company’s Class B Shares. These stock options include a combination of service and market conditions, as further described below. In addition, these stock options include a performance vesting condition, a Qualified Public Offering (see Note 7), which is not considered to be probable as of December 31, 2016. As a result, no share-based compensation expense for stock options has been recognized and none will be recognized for these stock awards until the performance condition is considered to be probable. The amount of unrecognized compensation expense associated with stock options was $6.1 million and for restricted stock was $0.5 million at December 31, 2016. When the performance condition is considered probable, the stock awards will vest in accordance with the underlying service and market conditions.

The Company calculated the grant date fair value of stock options that vest over a service period using the Black Scholes model. For stock options that contain a market condition related to the return on investment that the Company’s stockholders achieve, the options were valued using a lattice-based option valuation model. The assumptions used in these calculations are noted in the following table. Expected volatilities are based on implied volatilities from comparable companies. The expected time to liquidity is based on management’s estimate. The risk-free rate is based on the U.S. Treasury yield curve for a term equivalent to the estimated time to liquidity. The expected dividend yield is 0% for all stock awards.

	Year Ended December 31,
	2014	2015	2016
Option valuation assumptions:
Expected dividend yield	—%	—%	—%
Expected volatility	73%	55%	56%
Risk-free interest rate	1.63%	1.69%	1.64%
Expected term (in years)	5.0	6.4	6.3

Stock option awards represent options to purchase Class B Shares and are granted pursuant to the Company’s LTIP, and include options that the Company primarily classifies as Tranche A, Tranche B and Tranche C.

Tranche A options are eligible to vest in equal installments of 20% on each of the first five anniversaries of the date of the grant, subject to continued employment with the Company or its subsidiaries in addition to the performance vesting condition of a Qualified Public Offering described above. In the event of a termination of employment without cause or as a result of death or disability, any such time based options which would have vested on the next applicable vesting date shall become vested, and the remaining unvested time based options shall be forfeited. In addition, upon a Change in Control (as defined in the Company’s 2014 Long-Term Incentive Plan), subject to continued employment through the date of the Change in Control, all outstanding unvested time based options shall immediately vest. An initial public offering does not qualify as a Change in Control as it relates to the vesting of stock options.

All other option awards are eligible to vest upon the satisfaction of certain performance conditions (collectively, “Performance Options”) in addition to the performance vesting condition of a Qualified Public Offering described above. Tranche B options are eligible to vest based on achievement of an Investor IRR equal to or in excess of 20%, subject to a minimum cash-on-cash return of 2.5 times the Investor Investment (as such terms are defined in the Company’s 2014 Long-Term Incentive Plan). Tranche C options are eligible to vest based on achievement of an Investor IRR equal to or in excess of 25%, subject to a minimum cash-on-cash return of 3.0 times the Investor Investment. In the event of a termination of employment without cause or as a result of death or disability, any Performance Options which are outstanding and unvested will remain eligible to vest subject to achievement of such performance targets (without regard to the continued service requirement) until the first anniversary of the date of such termination. As of December 31, 2016, the Company had 381,666 Performance Options outstanding.

A summary of the changes in stock options outstanding during the year ended December 31, 2016, is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (years)	Aggregate Intrinsic Value
Options outstanding as of December 31, 2015	765,375	$12.46
Granted	247,600	$17.01
Canceled	(117,875)	$15.25

Options outstanding as of December 31, 2016	895,100	$13.35	8.2	$3,457,748

No options expired or were forfeited for the year ended December 31, 2016.

The following is provided for stock options granted:

	Year Ended December 31,
	2014	2015	2016
Weighted average grant date fair value	$5.38	$7.44	$8.96

Restricted awards

During the year ended December 31, 2014, the Company granted 50,000 restricted Class B Shares that vest in five equal installments on each of the first five anniversaries of the grant date in addition to the performance vesting condition of a Qualified Public Offering described above. As of December 31, 2016, the Company had 50,000 unvested restricted shares outstanding with a weighted average grant date fair value of $10. No restricted stock was granted, canceled or forfeited during the years ended December 31, 2015 and 2016. This restricted stock includes a service condition and a performance vesting condition (a Qualified Public Offering), which was not considered to be probable of occurring as of December 31, 2016. As a result, no share-based compensation expense was recognized for the years ended December 31, 2014, 2015 and 2016, and none will be recognized for restricted stock until the performance condition is considered to be probable. When the performance condition is considered probable, the stock awards will vest in accordance with the underlying service condition.